Collaboration, License and Option Agreement with Curis, Inc (Details) - Curis, Inc. [Member] ₨ in Millions, shares in Millions, $ in Millions	Sep. 07, 2016 INR (₨) shares	Sep. 07, 2016 USD ($) shares	Jan. 18, 2015 INR (₨) shares	Jan. 18, 2015 USD ($) shares
Disclosure Of Detailed Information Of Partial Consideration Under Collaboration License And Option Agreement [Line Items]
Number of shares issued			17.1	17.1
Number of additional shares to be issued under amendment of collaboration agreement	10.2	10.2
Fair value of instruments or interests	₨ 1,247	$ 18.8	₨ 1,452	$ 23.5